T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.3%
Healthcare 0.3%
Avantor (1) 1 37
Total Common Stocks (Cost $19) 37
CONVERTIBLE BONDS 0.3%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  20 15
15
Entertainment & Leisure 0.2%
Spotify USA, Zero Coupon, 3/15/26  20 17
17
Total Convertible Bonds (Cost $35) 32
CONVERTIBLE PREFERRED STOCKS 1.6%
Healthcare 0.2%
Becton Dickinson & Company,
Series B, 6.00%, 6/1/23  1 26
26
Insurance 0.2%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $24 (1)(2) — 25
25
Manufacturing 0.4%
Danaher, Series B, 5.00%, 4/15/23  — 48
48
Utilities 0.8%
American Electric Power, 6.125%,
8/15/23  — 25
NextEra Energy, 5.279%, 3/1/23  1 62
87
Total Convertible Preferred Stocks
(Cost $165) 186
CORPORATE BONDS 94.6%
Aerospace & Defense 1.2%
Bombardier, 7.50%, 3/15/25 (3) 15 15
Bombardier, 7.875%, 4/15/27 (3) 7 6
TransDigm, 5.50%, 11/15/27  45 43
TransDigm, 6.25%, 3/15/26 (3) 65 66
TransDigm, 6.375%, 6/15/26  5 5
135
Airlines 2.7%
American Airlines, 5.50%, 4/20/26 (3) 45 44
American Airlines, 5.75%, 4/20/29 (3) 20 19
American Airlines, 11.75%, 7/15/25 (3) 79 90
Delta Air Lines, 7.375%, 1/15/26  35 38
Mileage Plus Holdings, 6.50%,
6/20/27 (3) 65 66
United Airlines, 4.625%, 4/15/29 (3) 30 28
Par/Shares $ Value
(Amounts in 000s)
‡
VistaJet Malta Finance, 6.375%,
2/1/30 (3) 15 13
VistaJet Malta Finance, 7.875%,
5/1/27 (3) 15 14
312
Automotive 7.0%
Asbury Automotive Group, 5.00%,
2/15/32 (3) 20 18
Clarios Global, 8.50%, 5/15/27 (3) 45 45
Dana, 4.25%, 9/1/30  10 9
Dana, 5.625%, 6/15/28  61 59
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (3) 20 16
Ford Motor, 7.45%, 7/16/31  10 11
Ford Motor, 9.00%, 4/22/25  55 62
Ford Motor, 9.625%, 4/22/30  45 54
Goodyear Tire & Rubber, 5.00%,
7/15/29  59 54
Goodyear Tire & Rubber, 5.25%,
4/30/31  30 27
Goodyear Tire & Rubber, 5.25%,
7/15/31  35 32
Goodyear Tire & Rubber, 5.625%,
4/30/33  41 36
LCM Investments Holdings II, 4.875%,
5/1/29 (3) 25 21
Metis Merger Sub, 6.50%, 5/15/29 (3) 35 29
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 7.177%, 10/15/26 (3) 185 176
Tenneco, 5.00%, 7/15/26  30 28
Tenneco, 5.125%, 4/15/29 (3) 75 73
Tenneco, 5.375%, 12/15/24  15 15
Tenneco, 7.875%, 1/15/29 (3) 37 37
802
Broadcasting 7.1%
Clear Channel Outdoor Holdings,
5.125%, 8/15/27 (3) 35 32
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (3) 25 20
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (3) 35 29
CMG Media, 8.875%, 12/15/27 (3) 68 62
Diamond Sports Group, 6.625%,
8/15/27 (3) 45 8
Gray Escrow II, 5.375%, 11/15/31 (3) 57 51
iHeartCommunications, 8.375%,
5/1/27  184 173
Lions Gate Capital Holdings, 5.50%,
4/15/29 (3) 15 13
Nexstar Media, 4.75%, 11/1/28 (3) 20 19
Nielsen Finance, 4.50%, 7/15/29 (3) 10 9
Nielsen Finance, 4.75%, 7/15/31 (3) 10 10
Nielsen Finance, 5.625%, 10/1/28 (3) 25 25
Outfront Media Capital, 4.25%,
1/15/29 (3) 10 9
Outfront Media Capital, 6.25%,
6/15/25 (3) 10 10
Scripps Escrow, 5.875%, 7/15/27 (3) 38 36
Sirius XM Radio, 3.875%, 9/1/31 (3) 25 22
Sirius XM Radio, 4.00%, 7/15/28 (3) 63 58

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Sirius XM Radio, 4.125%, 7/1/30 (3) 42 38
Sirius XM Radio, 5.00%, 8/1/27 (3) 25 25
Stagwell Global, 5.625%, 8/15/29 (3) 75 68
Townsquare Media, 6.875%, 2/1/26 (3) 36 35
Univision Communications, 4.50%,
5/1/29 (3) 40 37
Univision Communications, 6.625%,
6/1/27 (3) 30 30
819
Building & Real Estate 1.2%
Brookfield Residential Properties,
5.00%, 6/15/29 (3) 25 21
Brookfield Residential Properties,
6.25%, 9/15/27 (3) 15 14
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (3) 30 30
Howard Hughes, 4.125%, 2/1/29 (3) 32 29
Howard Hughes, 4.375%, 2/1/31 (3) 19 17
Howard Hughes, 5.375%, 8/1/28 (3) 28 27
138
Building Products 1.2%
New Enterprise Stone & Lime, 5.25%,
7/15/28 (3) 15 13
PGT Innovations, 4.375%, 10/1/29 (3) 45 40
Specialty Building Products Holdings,
6.375%, 9/30/26 (3) 20 18
SRS Distribution, 6.00%, 12/1/29 (3) 25 22
Summit Materials, 5.25%, 1/15/29 (3) 20 19
Summit Materials, 6.50%, 3/15/27 (3) 23 23
135
Cable Operators 5.4%
Altice France Holding, 6.00%,
2/15/28 (3) 200 167
CCO Holdings, 4.25%, 1/15/34 (3) 20 17
CCO Holdings, 4.50%, 8/15/30 (3) 45 41
CCO Holdings, 4.50%, 5/1/32  30 26
CCO Holdings, 4.50%, 6/1/33 (3) 55 47
CCO Holdings, 4.75%, 3/1/30 (3) 25 23
CCO Holdings, 4.75%, 2/1/32 (3) 35 31
CCO Holdings, 5.00%, 2/1/28 (3) 75 72
CCO Holdings, 5.375%, 6/1/29 (3) 30 29
Directv Financing, 5.875%, 8/15/27 (3) 25 24
DISH DBS, 5.125%, 6/1/29  35 24
DISH DBS, 5.25%, 12/1/26 (3) 25 21
DISH DBS, 5.75%, 12/1/28 (3) 50 41
DISH DBS, 7.375%, 7/1/28  25 19
DISH DBS, 7.75%, 7/1/26  15 13
Radiate Holdco, 6.50%, 9/15/28 (3) 30 25
620
Chemicals 1.4%
Compass Minerals International,
6.75%, 12/1/27 (3) 17 17
CVR Partners, 6.125%, 6/15/28 (3) 25 24
GPD, 10.125%, 4/1/26 (3) 30 30
Methanex, 5.125%, 10/15/27  31 30
Methanex, 5.25%, 12/15/29  16 15
Univar Solutions USA, 5.125%,
12/1/27 (3) 20 20
Par/Shares $ Value
(Amounts in 000s)
‡
WR Grace Holdings, 5.625%,
8/15/29 (3) 37 30
166
Consumer Products 0.8%
Crocs, 4.125%, 8/15/31 (3) 53 42
Kontoor Brands, 4.125%, 11/15/29 (3) 10 9
Life Time, 5.75%, 1/15/26 (3) 14 13
Wolverine World Wide, 4.00%,
8/15/29 (3) 30 25
89
Container 0.4%
Pactiv, 7.95%, 12/15/25  20 19
Sealed Air, 5.00%, 4/15/29 (3) 15 15
Sealed Air, 6.875%, 7/15/33 (3) 15 16
50
Energy 12.9%
Aethon United BR, 8.25%, 2/15/26 (3) 15 15
Archrock Partners, 6.875%, 4/1/27 (3) 20 20
Cheniere Energy Partners, 4.00%,
3/1/31  55 51
Chesapeake Energy, 6.75%,
4/15/29 (3) 65 68
Citgo Holding, 9.25%, 8/1/24 (3) 60 59
CITGO Petroleum, 7.00%, 6/15/25 (3) 40 40
Comstock Resources, 5.875%,
1/15/30 (3) 30 28
Comstock Resources, 6.75%,
3/1/29 (3) 20 20
Crescent Energy Finance, 7.25%,
5/1/26 (3) 55 53
DCP Midstream, Series A, VR,
7.375% (4)(5) 14 13
DCP Midstream Operating, 5.625%,
7/15/27  5 5
DCP Midstream Operating, 6.75%,
9/15/37 (3) 15 16
DCP Midstream Operating, 8.125%,
8/16/30  20 23
Endeavor Energy Resources, 5.75%,
1/30/28 (3) 14 14
Endeavor Energy Resources, 6.625%,
7/15/25 (3) 5 5
EQT, 7.50%, 2/1/30  73 81
Exterran Energy Solutions, 8.125%,
5/1/25  10 10
Ferrellgas, 5.375%, 4/1/26 (3) 30 28
Ferrellgas, 5.875%, 4/1/29 (3) 30 26
Gulfport Energy, 8.00%, 5/17/26 (3) 25 26
Hilcorp Energy I, 5.75%, 2/1/29 (3) 17 17
Hilcorp Energy I, 6.00%, 4/15/30 (3) 10 10
Hilcorp Energy I, 6.00%, 2/1/31 (3) 27 26
Hilcorp Energy I, 6.25%, 4/15/32 (3) 10 10
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (3) 80 78
NGL Energy Operating, 7.50%,
2/1/26 (3) 61 57
NuStar Logistics, 5.75%, 10/1/25  20 20
Occidental Petroleum, 6.125%, 1/1/31  20 22
Occidental Petroleum, 6.20%, 3/15/40  25 27

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 6.375%, 9/1/28  15 16
Occidental Petroleum, 6.45%, 9/15/36  5 6
Occidental Petroleum, 7.50%, 5/1/31  13 16
Occidental Petroleum, 7.875%,
9/15/31  6 7
Occidental Petroleum, 7.95%, 6/15/39  35 42
Occidental Petroleum, 8.50%, 7/15/27  20 23
Occidental Petroleum, 8.875%,
7/15/30  55 68
Range Resources, 4.75%, 2/15/30 (3) 15 15
Range Resources, 8.25%, 1/15/29  15 16
Rockcliff Energy II, 5.50%, 10/15/29 (3) 15 14
Solaris Midstream Holdings, 7.625%,
4/1/26 (3) 15 15
Southwestern Energy, 4.75%, 2/1/32  25 24
Tallgrass Energy Partners, 5.50%,
1/15/28 (3) 60 55
Tallgrass Energy Partners, 6.00%,
3/1/27 (3) 10 10
Tallgrass Energy Partners, 6.00%,
12/31/30 (3) 30 27
Tallgrass Energy Partners, 6.00%,
9/1/31 (3) 35 31
Tallgrass Energy Partners, 7.50%,
10/1/25 (3) 15 15
Targa Resources Partners, 4.00%,
1/15/32  65 61
Transocean Pontus, 6.125%, 8/1/25 (3) 12 12
Transocean Proteus, 6.25%,
12/1/24 (3) 8 7
USA Compression Partners, 6.875%,
4/1/26  10 10
USA Compression Partners, 6.875%,
9/1/27  10 10
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (3) 40 37
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (3) 50 47
Vermilion Energy, 6.875%, 5/1/30 (3) 25 24
1,476
Entertainment & Leisure 4.0%
AMC Entertainment, 10.00%, 6/15/26
(10.00% Cash or 12.00% PIK or 5.00%
Cash and 6.00% PIK) (3)(6) 15 11
Carnival, 5.75%, 3/1/27 (3) 13 11
Carnival, 7.625%, 3/1/26 (3) 65 61
Carnival, 10.50%, 6/1/30 (3) 20 20
CDI Escrow Issuer, 5.75%, 4/1/30 (3) 45 44
Cedar Fair, 5.25%, 7/15/29  25 24
Cinemark USA, 5.25%, 7/15/28 (3) 20 18
Live Nation Entertainment, 4.75%,
10/15/27 (3) 30 29
NCL, 5.875%, 3/15/26 (3) 20 18
NCL, 5.875%, 2/15/27 (3) 20 18
NCL, 7.75%, 2/15/29 (3) 20 18
NCL Finance, 6.125%, 3/15/28 (3) 15 13
Royal Caribbean Cruises, 5.375%,
7/15/27 (3) 30 25
Royal Caribbean Cruises, 5.50%,
8/31/26 (3) 35 31
Par/Shares $ Value
(Amounts in 000s)
‡
Royal Caribbean Cruises, 5.50%,
4/1/28 (3) 38 32
Royal Caribbean Cruises, 9.125%,
6/15/23 (3) 5 5
Royal Caribbean Cruises, 10.875%,
6/1/23 (3) 20 21
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (3) 52 47
Six Flags Entertainment, 5.50%,
4/15/27 (3) 15 15
461
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  5 5
5
Financial 7.4%
Acrisure, 7.00%, 11/15/25 (3) 22 21
Acrisure, 10.125%, 8/1/26 (3) 43 44
Alliant Holdings Intermediate, 5.875%,
11/1/29 (3) 15 13
Alliant Holdings Intermediate, 6.75%,
10/15/27 (3) 65 62
AmWINS Group, 4.875%, 6/30/29 (3) 11 10
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (3) 50 43
Cobra AcquisitionCo, 6.375%,
11/1/29 (3) 25 20
Enact Holdings, 6.50%, 8/15/25 (3) 35 35
GTCR AP Finance, 8.00%, 5/15/27 (3) 20 20
Home Point Capital, 5.00%, 2/1/26 (3) 25 21
HUB International, 5.625%, 12/1/29 (3) 40 37
HUB International, 7.00%, 5/1/26 (3) 35 35
Icahn Enterprises, 6.25%, 5/15/26  26 26
Jane Street Group, 4.50%,
11/15/29 (3) 25 23
LPL Holdings, 4.00%, 3/15/29 (3) 25 23
LPL Holdings, 4.375%, 5/15/31 (3) 7 6
Navient, 4.875%, 3/15/28  35 31
Navient, 5.00%, 3/15/27  15 14
Navient, 5.50%, 3/15/29  35 31
Navient, 6.75%, 6/15/26  53 52
OneMain Finance, 3.50%, 1/15/27  20 18
OneMain Finance, 5.375%, 11/15/29  15 14
OneMain Finance, 6.625%, 1/15/28  55 55
OneMain Finance, 7.125%, 3/15/26  5 5
PennyMac Financial Services, 4.25%,
2/15/29 (3) 45 37
PennyMac Financial Services, 5.375%,
10/15/25 (3) 15 15
PROG Holdings, 6.00%, 11/15/29 (3) 40 35
Ryan Specialty Group, 4.375%,
2/1/30 (3) 10 9
SLM, 4.20%, 10/29/25  20 20
Starwood Property Trust, 3.75%,
12/31/24 (3) 15 14
Starwood Property Trust, 4.375%,
1/15/27 (3) 25 24
United Wholesale Mortgage, 5.50%,
4/15/29 (3) 15 13

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
United Wholesale Mortgage, 5.75%,
6/15/27 (3) 25 23
849
Food 1.2%
BellRing Brands, 7.00%, 3/15/30 (3) 35 34
Chobani, 7.50%, 4/15/25 (3) 15 14
Darling Ingredients, 6.00%, 6/15/30 (3) 15 15
Kraft Heinz Foods, 6.875%, 1/26/39  13 15
Kraft Heinz Foods, 7.125%, 8/1/39 (3) 10 12
Triton Water Holdings, 6.25%,
4/1/29 (3) 42 33
U.S. Foods, 4.625%, 6/1/30 (3) 20 18
141
Foreign Govt & Muni (Excl
Canadian) 0.5%
Petroleos Mexicanos, 6.625%, 6/15/35  35 29
Petroleos Mexicanos, 7.69%, 1/23/50  35 27
56
Forest Products 0.4%
Graphic Packaging International,
3.75%, 2/1/30 (3) 20 18
Mercer International, 5.125%, 2/1/29  20 18
Mercer International, 5.50%, 1/15/26  5 5
41
Gaming 4.3%
Affinity Gaming, 6.875%, 12/15/27 (3) 10 9
Caesars Entertainment, 4.625%,
10/15/29 (3) 10 8
Caesars Entertainment, 8.125%,
7/1/27 (3) 70 71
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (3) 45 42
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  15 16
MGM Resorts International, 4.75%,
10/15/28  9 8
Midwest Gaming Borrower, 4.875%,
5/1/29 (3) 25 21
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (3) 15 16
Playtika Holding, 4.25%, 3/15/29 (3) 20 18
Raptor Acquisition, 4.875%,
11/1/26 (3) 5 5
Scientific Games Holdings, 6.625%,
3/1/30 (3) 30 28
Scientific Games International, 7.00%,
5/15/28 (3) 5 5
Scientific Games International, 7.25%,
11/15/29 (3) 57 57
Wynn Macau, 5.50%, 10/1/27 (3) 200 154
Wynn Resorts Finance, 5.125%,
10/1/29 (3) 40 35
493
Health Care 8.7%
AdaptHealth, 5.125%, 3/1/30 (3) 15 13
Avantor Funding, 4.625%, 7/15/28 (3) 30 29
Bausch Health, 6.125%, 2/1/27 (3) 40 36
Bausch Health, 7.25%, 5/30/29 (3) 82 54
Par/Shares $ Value
(Amounts in 000s)
‡
Bausch Health Americas, 8.50%,
1/31/27 (3) 35 28
Bausch Health Americas, 9.25%,
4/1/26 (3) 50 42
CHS, 5.25%, 5/15/30 (3) 45 38
CHS, 6.00%, 1/15/29 (3) 25 23
CHS, 6.125%, 4/1/30 (3) 30 22
CHS, 6.875%, 4/15/29 (3) 20 16
CHS, 8.00%, 12/15/27 (3) 15 15
DaVita, 4.625%, 6/1/30 (3) 7 6
Embecta, 5.00%, 2/15/30 (3) 22 20
Minerva Merger Sub, 6.50%,
2/15/30 (3) 60 55
Molina Healthcare, 4.375%,
6/15/28 (3) 20 19
Mozart Debt Merger Sub, 3.875%,
4/1/29 (3) 45 41
Mozart Debt Merger Sub, 5.25%,
10/1/29 (3) 120 106
Option Care Health, 4.375%,
10/31/29 (3) 30 27
Radiology Partners, 9.25%, 2/1/28 (3) 39 32
RP Escrow Issuer, 5.25%, 12/15/25 (3) 15 14
Select Medical, 6.25%, 8/15/26 (3) 44 44
Tenet Healthcare, 6.125%, 10/1/28 (3) 120 116
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  200 202
998
Information Technology 2.4%
Arches Buyer, 4.25%, 6/1/28 (3) 35 32
Boxer Parent, 7.125%, 10/2/25 (3) 5 5
Condor Merger Sub, 7.375%,
2/15/30 (3) 35 31
Match Group Holdings II, 3.625%,
10/1/31 (3) 25 21
Match Group Holdings II, 4.125%,
8/1/30 (3) 54 48
Photo Holdings Merger Sub, 8.50%,
10/1/26 (3) 45 38
ROBLOX, 3.875%, 5/1/30 (3) 45 40
Twilio, 3.875%, 3/15/31  35 32
Viavi Solutions, 3.75%, 10/1/29 (3) 15 13
ZipRecruiter, 5.00%, 1/15/30 (3) 15 14
274
Lodging 0.6%
Hilton Domestic Operating, 4.00%,
5/1/31 (3) 35 32
Park Intermediate Holdings, 4.875%,
5/15/29 (3) 20 19
Park Intermediate Holdings, 5.875%,
10/1/28 (3) 15 15
RHP Hotel Properties, 4.50%,
2/15/29 (3) 5 5
71
Manufacturing 1.0%
Hillenbrand, 3.75%, 3/1/31  17 15
Hillenbrand, 5.00%, 9/15/26  2 2
Hillenbrand, 5.75%, 6/15/25  5 5
Madison IAQ, 4.125%, 6/30/28 (3) 50 46

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Madison IAQ, 5.875%, 6/30/29 (3) 25 20
Mueller Water Products, 4.00%,
6/15/29 (3) 20 18
Roller Bearing of America, 4.375%,
10/15/29 (3) 10 9
115
Metals & Mining 3.1%
Allegheny Technologies, 5.125%,
10/1/31  15 14
Arconic, 6.125%, 2/15/28 (3) 28 28
Big River Steel, 6.625%, 1/31/29 (3) 31 31
ERO Copper, 6.50%, 2/15/30 (3) 20 17
FMG Resources, 4.50%, 9/15/27 (3) 20 19
FMG Resources, 5.875%, 4/15/30 (3) 20 19
Freeport-McMoRan, 5.25%, 9/1/29  50 50
Freeport-McMoRan, 5.40%, 11/14/34  34 35
GrafTech Finance, 4.625%,
12/15/28 (3) 17 15
Hecla Mining, 7.25%, 2/15/28  65 64
Hudbay Minerals, 6.125%, 4/1/29 (3) 32 29
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (3) 6 6
Novelis, 4.75%, 1/30/30 (3) 25 24
351
Other Telecommunications 0.6%
Embarq, 7.995%, 6/1/36  25 21
Lumen Technologies, 4.50%,
1/15/29 (3) 31 25
Lumen Technologies, 5.375%,
6/15/29 (3) 25 22
68
Petroleum 0.2%
Ecopetrol, 5.875%, 5/28/45  15 12
Ecopetrol, 6.875%, 4/29/30  10 10
22
Real Estate Investment Trust
Securities 1.1%
American Finance Trust, 4.50%,
9/30/28 (3) 45 38
Brookfield Property REIT, 4.50%,
4/1/27 (3) 15 14
Service Properties Trust, 4.35%,
10/1/24  37 34
Service Properties Trust, 7.50%,
9/15/25  35 34
120
Restaurants 1.3%
Dave & Buster's, 7.625%, 11/1/25 (3) 31 31
Yum! Brands, 4.75%, 1/15/30 (3) 10 10
Yum! Brands, 5.35%, 11/1/43  69 62
Yum! Brands, 5.375%, 4/1/32  30 29
Yum! Brands, 6.875%, 11/15/37  20 21
153
Retail 1.6%
At Home Group, 7.125%, 7/15/29 (3) 15 10
Bath & Body Works, 6.625%,
10/1/30 (3) 25 25
Bath & Body Works, 6.694%, 1/15/27  4 4
Bath & Body Works, 6.95%, 3/1/33  15 13
Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 7.50%, 6/15/29  20 21
Carvana, 5.625%, 10/1/25 (3) 28 25
Carvana, 10.25%, 5/1/30 (3) 25 22
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (3) 35 28
Rent-A-Center, 6.375%, 2/15/29 (3) 35 30
178
Satellites 1.2%
Hughes Satellite Systems, 6.625%,
8/1/26  55 54
Intelsat Jackson Holdings, 6.50%,
3/15/30 (3) 15 14
Telesat Canada, 6.50%, 10/15/27 (3) 64 30
Viasat, 5.625%, 4/15/27 (3) 45 44
142
Services 7.6%
Adtalem Global Education, 5.50%,
3/1/28 (3) 25 23
Advantage Sales & Marketing, 6.50%,
11/15/28 (3) 34 30
Allied Universal Holdco, 9.75%,
7/15/27 (3) 45 42
Clarivate Science Holdings, 3.875%,
7/1/28 (3) 33 30
Clarivate Science Holdings, 4.875%,
7/1/29 (3) 22 20
Dun & Bradstreet, 5.00%, 12/15/29 (3) 15 14
Fair Isaac, 4.00%, 6/15/28 (3) 10 9
Fair Isaac, 5.25%, 5/15/26 (3) 14 14
Gartner, 3.625%, 6/15/29 (3) 60 55
Gartner, 4.50%, 7/1/28 (3) 10 10
GFL Environmental, 4.375%,
8/15/29 (3) 20 18
GFL Environmental, 4.75%, 6/15/29 (3) 70 64
GFL Environmental, 5.125%,
12/15/26 (3) 2 2
H&E Equipment Services, 3.875%,
12/15/28 (3) 50 44
Millennium Escrow, 6.625%, 8/1/26 (3) 15 13
MSCI, 3.25%, 8/15/33 (3) 55 48
Presidio Holdings, 4.875%, 2/1/27 (3) 20 19
Presidio Holdings, 8.25%, 2/1/28 (3) 27 26
Prime Security Services Borrower,
5.75%, 4/15/26 (3) 16 16
Prime Security Services Borrower,
6.25%, 1/15/28 (3) 75 69
Staples, 7.50%, 4/15/26 (3) 54 50
Staples, 10.75%, 4/15/27 (3) 20 17
TK Elevator Holdco GmbH, 7.625%,
7/15/28 (3) 200 186
United Rentals North America, 3.75%,
1/15/32  10 9
United Rentals North America, 3.875%,
2/15/31  30 27
WASH Multifamily Acquisition, 5.75%,
4/15/26 (3) 20 20
875
Supermarkets 1.1%
Albertsons, 3.50%, 3/15/29 (3) 60 52

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Albertsons, 4.875%, 2/15/30 (3) 15 14
Albertsons, 7.50%, 3/15/26 (3) 5 5
New Albertsons, 7.45%, 8/1/29  12 13
New Albertsons, 8.00%, 5/1/31  14 15
United Natural Foods, 6.75%,
10/15/28 (3) 25 24
123
Transportation 0.3%
Watco, 6.50%, 6/15/27 (3) 35 33
33
Utilities 4.4%
Calpine, 4.50%, 2/15/28 (3) 17 16
Calpine, 5.00%, 2/1/31 (3) 32 29
Calpine, 5.125%, 3/15/28 (3) 60 56
FirstEnergy, Series C, 7.375%,
11/15/31  15 18
NextEra Energy Operating Partners,
4.25%, 9/15/24 (3) 3 3
NextEra Energy Operating Partners,
4.50%, 9/15/27 (3) 12 12
NiSource, VR, 5.65% (4)(5) 14 13
Pattern Energy Operations, 4.50%,
8/15/28 (3) 10 9
PG&E, 5.00%, 7/1/28  50 47
PG&E, 5.25%, 7/1/30  55 51
Pike, 5.50%, 9/1/28 (3) 30 25
Terraform Global Operating, 6.125%,
3/1/26 (3) 28 28
Vistra, VR, 7.00% (3)(4)(5) 50 48
Vistra, VR, 8.00% (3)(4)(5) 95 94
Vistra Operations, 4.375%, 5/1/29 (3) 57 53
502
Wireless Communications 0.3%
Sprint Capital, 6.875%, 11/15/28  31 35
35
Total Corporate Bonds (Cost
$11,679) 10,848
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO,VR,
11/1/43 (1)(7) 77 40
Total Municipal Securities (Cost $43) 40
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 0.66% (8)(9) 113 113
113
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 0.928%,
8/11/22 (10) 50 50
50
Total Short-Term Investments (Cost
$163) 163
Total Investments in
Securities 98.6%
(Cost $12,104) $ 11,306
Other Assets Less Liabilities 1.4% 164
Net Assets 100.0% $ 11,470

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $25 and represents 0.2% of net assets.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,130 and represents
70.9% of net assets.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(8) Seven-day yield
(9) Affiliated Companies
(10) At May 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 — (1) 1
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 — — —
Total Bilateral Credit Default Swaps, Protection Sold (1) 1
Total Bilateral Swaps (1) 1
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 11 — — —
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 34 (8) (1) (7)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S38, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 * 58 2 1 1
Total Centrally Cleared Credit Default Swaps, Protection Sold (6)
Total Centrally Cleared Swaps (6)
Net payments (receipts) of variation margin to date 6
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of May 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 8/19/22 USD 45 EUR 43 $ (1)
BNP Paribas 8/19/22 USD 24 EUR 23 (1)
Canadian Imperial Bank of Commerce 7/22/22 CAD 1 USD 1 —
Canadian Imperial Bank of Commerce 7/22/22 USD 12 CAD 14 —
JPMorgan Chase 7/22/22 CAD 13 USD 11 —
JPMorgan Chase 8/19/22 EUR 94 USD 98 4
State Street 8/19/22 USD 30 EUR 28 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.66% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
05/31/22
T. Rowe Price Government Reserve Fund, 0.66% $ 654 ¤ ¤ $ 113 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $113.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 10,920 $ — $ 10,920
Common Stocks 37 — — 37
Convertible Preferred Stocks — 186 — 186
Short-Term Investments 113 50 — 163
Total Securities 150 11,156 — 11,306
Swaps* — 1 — 1
Forward Currency Exchange Contracts — 4 — 4
Total $ 150 $ 11,161 $ — $ 11,311
Liabilities
Swaps* $ — $ 7 $ — $ 7
Forward Currency Exchange Contracts — 3 — 3
Total $ — $ 10 $ — $ 10
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.